SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION.
Schedule of assumptions

	Year ended,
	December 31, 2018
	RMB
Average risk-free rate of interest	3.18%
Estimated volatility rate	51.32%	-	53.49%
Dividend yield	0.00%
Time to maturity	10 years
Exercise price	USD 0.00001

Summary of option activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contract Life	Intrinsic Value
		USD	Years	RMB
Options outstanding at January 1, 2019	25,244,577	0.00001	7.89	1,346,041
Options forfeited in 2019	(1,741,363)	0.00001	6.79	—
Options exercised in 2019	(5,470,244)	0.00001	6.87	(186,043)
Options outstanding at December 31, 2019	18,032,970	0.00001	6.91	613,301
Options exercisable at December 31, 2019	8,411,583	0.00001	6.69	286,078
Options vested or expected to be vested at December 31, 2019	18,032,970	0.00001	6.91	613,301

Summary of the restricted shares

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at January 1, 2019	—	—
Granted	2,003,301	36.18
Forfeited	(438,627)	50.12
Vested	(297,849)	41.16
Outstanding at December 31, 2019	1,266,825	30.18

Schedule of compensation costs

	Year ended,	Year ended,
	December 31, 2018	December 31, 2019
	RMB	RMB
Origination and servicing expenses	150,177	55,601
Sales and marketing expenses	15,700	6,805
General and administrative expenses	441,504	188,022
Total	607,381	250,428